INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets, net

	As of
	December 31, 2016	June 30, 2017
Intangible assets with indefinite life:
Brand name	28,600	1,334,299
Master brand agreement (Note 3)	192,000	192,000
Intangible assets with definite life:
Manachised & Franchise hotel agreements	11,000	74,000
Non-compete agreement	400	400
Favorable lease agreements	135,874	239,569
Purchased software	55,101	57,218

Total	422,975	1,897,486
Less: Accumulated amortization	(80,281)	(91,103)

Total	342,694	1,806,383

Schedule of unfavorable lease

	As of
	December 31, 2016	June 30, 2017
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(3,102)	(3,167)

Unfavorable lease agreements, net	822	757